INTEREST AND FINANCE EXPENSE (Tables)	12 Months Ended
Dec. 31, 2020
INTEREST AND FINANCE EXPENSE
Schedule of interest and finance expense

	For the year ended
	December 31,	December 31,
	2020	2019
Interest expense on loan facility	$16,627	$26,045
Interest expense on convertible notes	7,834	7,818
Interest expense on leases	591	836
Other interest expense	470	157
Accretion of decommissioning and restoration provision	262	446
	$25,784	$35,302